Stock Based Compensation (Allocated Stock-based Compensation) (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Research and development
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated share based compensation expense	$ 35	$ 108	$ 73	$ 235	$ 298	$ 350	$ 484
General and administrative
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated share based compensation expense	162	514	352	1,043	1,966	1,591	4,903
Continuing Operations
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated share based compensation expense	$ 197	$ 622	$ 425	$ 1,278	$ 2,264	$ 1,941	$ 5,387